RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Name of related party	Relationship with the Group

Mr. Xue	Ultimate shareholder of the Company

The movements of the related party balances are as follows:

Mr. Xue
(RMB’000)

Balance as of January 1, 2009	(2,026)

Foreign currency translation gain for the US$ loan from a related party	40
Repayment of loan by the Group	5,809
Expenses paid by a related party on behalf of the Group	(4,575)
Expenses paid by the Group on behalf of a related party	752

Balance as of December 31, 2009	—

Loan to shareholder	15,147
Repayment of loan by a related party	(15,147)
Expenses paid by a related party on behalf of the Group	(159)
Expenses paid by the Group on behalf of a related party	159

Balance as of December 31, 2010	—

Expenses paid by a related party on behalf of the Group	(512)
Expenses paid by the Group on behalf of a related party	512

Balance as of December 31, 2011	—

Balance as of December 31, 2011 (US$’000)	—

As of December 31, 2010 and 2011, bank loans of the Group totaling RMB40,000,000 and nil, respectively, were secured by certain of the Group’s property, plant and equipment, land use rights and guaranteed by Mr. Xue (Note 14).